Filed with the U.S. Securities and Exchange Commission on September 12, 2024

1933 Act Registration File No. 333-172080
1940 Act File No. 811-22525
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	611	[	X	]
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	612	[	X	]
(Check appropriate box or boxes.)

MANAGED PORTFOLIO SERIES
(Exact Name of Registrant as Specified in Charter)
615 East Michigan Street
Milwaukee, WI 53202
(Address of Principal Executive Offices, including Zip Code)
Registrant’s Telephone Number, including Area Code: (414) 516-1652
Brian R. Wiedmeyer, President and Principal Executive Officer
Managed Portfolio Series
615 East Michigan Street
Milwaukee, WI 53202

(Name and Address of Agent for Service)
Copy to:

Michael P. O’Hare, Esq.
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103

As soon as practicable after this Registration Statement is declared effective.
(Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective (check appropriate box)

[		]	immediately upon filing pursuant to paragraph (b)
[	X	]	On September 27, 2024 pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[	X	]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE
Designation of New Effective Date for Previously Filed Post-Effective Amendment

Post-Effective Amendment No. 576 (the “Amendment”) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended, on September 29, 2023 and pursuant to Rule 485(a)(2) would have become effective on December 13, 2023.

Post-Effective Amendment No. 580 was filed pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, as amended, on December 11, 2023 and pursuant to Rule 485(b)(1)(iii) would have become effective on January 12, 2024.

Post-Effective Amendment No. 583 was filed pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, as amended, on January 10, 2024 and pursuant to Rule 485(b)(1)(iii) would have become effective on February 11, 2024.

Post-Effective Amendment No. 586 was filed pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, as amended, on February 8, 2024 and pursuant to Rule 485(b)(1)(iii) would have become effective on March 12, 2024.

Post-Effective Amendment No. 588 was filed pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, as amended, on March 8, 2024 and pursuant to Rule 485(b)(1)(iii) would have become effective on April 11, 2024.

Post-Effective Amendment No. 592 was filed pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, as amended, on April 9, 2024 and pursuant to Rule 485(b)(1)(iii) would have become effective on May 11, 2024.

Post-Effective Amendment No. 598 was filed pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, as amended, on May 9, 2024 and pursuant to Rule 485(b)(1)(iii) would have become effective on June 10, 2024.

Post-Effective Amendment No. 600 was filed pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, as amended, on June 9, 2024 and pursuant to Rule 485(b)(1)(iii) would have become effective on July 10, 2024.

Post-Effective Amendment No. 602 was filed pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, as amended, on July 8, 2024 and pursuant to Rule 485(b)(1)(iii) would have become effective on August 9, 2024.

Post-Effective Amendment No. 606 was filed pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, as amended, on August 8, 2024 and pursuant to Rule 485(b)(1)(iii) would have become effective on August 30, 2024.

Post-Effective Amendment No.609 was filed pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, as amended, on August 29, 2024 and pursuant to Rule 485(b)(1)(iii) would have become effective on September 13, 2024.

This Post-Effective Amendment No. 611 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating September 27, 2024 as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 611 incorporates by reference the information contained in Parts A, B and C of the Amendment.

SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 611 meets all of the requirements for effectiveness under Rule 485(b) and it has duly caused this Post-Effective Amendment No. 611 to its Registration Statement on Form N-1A to be signed below on its behalf by the undersigned, duly authorized, in the City of Milwaukee and State of Wisconsin, on the 12th day of September, 2024.

Managed Portfolio Series

By: /s/ Brian R. Wiedmeyer
Brian R. Wiedmeyer
President

    Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the 12th day of September, 2024.

	Signature	Title

	Robert J. Kern*	Trustee
Robert J. Kern

	David A. Massart*	Trustee
David A. Massart

	Leonard M. Rush*	Trustee
Leonard M. Rush

	David M. Swanson*	Trustee
David M. Swanson

	/s/ Brian R. Wiedmeyer	President and Principal Executive Officer
Brian R. Wiedmeyer

	/s/ Benjamin Eirich	Treasurer, Principal Financial Officer and Principal Accounting Officer
Benjamin Eirich

*By:	/s/ Brian R. Wiedmeyer
Brian R. Wiedmeyer, Attorney-In-Fact pursuant to Power of Attorney